Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life of assets	3 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life of assets	15 years
Buildings [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life of assets	40 years
Gathering Facilities [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life of assets	40 years